Form N-1A Cover	Sep. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Document Creation Date	Dec. 02, 2025
Document Effective Date	Dec. 02, 2025
Registrant Name	First Trust Exchange-Traded Fund II
Entity Central Index Key	0001364608
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
First Trust Nasdaq Cybersecurity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

 Notwithstanding anything to the contrary set forth in the Fund’s summary prospectus and prospectus, the seventh sentence of the third paragraph set forth in the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

No security may be weighted less than 0.10%.